Description of Organization and Business Operations (Details) - USD ($)		4 Months Ended	9 Months Ended
	Jan. 11, 2021	Dec. 31, 2020	Sep. 30, 2021
Description of Organization and Business Operations (Details) [Line Items]
Transaction costs		$ 12,301,684	$ 12,301,684
Underwriting fees		4,325,000	4,325,000
Deferred underwriting fees		7,568,750	$ 7,568,750
Other offering costs		$ 407,934
Fair market value percentage		80.00%	80.00%
Net tangible assets		$ 5,000,001	$ 5,000,001
Aggregate of percentage		20.00%	20.00%
Redemption of public shares percentage		100.00%	100.00%
Dissolution expenses		$ 100,000	$ 100,000
Transaction agreement description		(1) $10.00 per Public Share or (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay our taxes.
Other offering costs		$ 309,175	$ 407,934
Public per share price (in Dollars per share)			$ 10
Operating bank accounts			$ 229,867
Marketable securities held in Trust Account			230,010,063
Working capital		$ 1,500,000	2,270,270
Interest Income, Other			$ 10,000
Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Other offering costs	$ 12,301,684
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percentage of outstanding voting securities		50.00%	50.00%
Public per share (in Dollars per share)		$ 10	$ 10
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Consummated the initial public offering (in Shares)	23,000,000
Gross proceeds	$ 230,000,000
Initial public offering, description	Following the closing of the Initial Public Offering on January 11, 2021, an amount of $230,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”), invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the funds in the Trust Account to the Company’s stockholders, as described below.
Initial public offering price, per share (in Dollars per share)		$ 10	$ 10
Initial Public Offering [Member] | Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Consummated the initial public offering (in Shares)	23,000,000
Gross proceeds	$ 230,000,000
Initial public offering, description	an amount of $230,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”), invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the funds in the Trust Account to the Company’s stockholders, as described below.
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Consummated the initial public offering (in Shares)	3,000,000
Price per warrant (in Dollars per share)	$ 10
Over-Allotment Option [Member] | Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Consummated the initial public offering (in Shares)	3,000,000
Price per warrant (in Dollars per share)	$ 10
Private Placement Warrant [Member]
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds	$ 6,600,000
Sale of warrant (in Shares)	6,600,000
Warrants price, per share (in Dollars per share)	$ 1
Private Placement Warrant [Member] | Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds	$ 6,600,000
Sale of warrant (in Shares)	6,600,000
Warrants price, per share (in Dollars per share)	$ 1